Leases (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Future annual minimum lease payments under non-cancelable operating leases

(In thousands)	Operating lease obligations
For the year ending December 31,
2013	$23,134
2014	20,075
2015	15,833
2016	13,299
2017	8,632
Thereafter	22,306

Total	$103,279